COMMITMENTS AND CONTINGENCIES (Detail Textuals 2) - Tianjin Mingda Jiahe Real Estate Co. Ltd - Tianjin Huacheng Century Investment Co. Ltd - Sales Agency Service Contract					1 Months Ended		12 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 10, 2019 CNY (¥)	Jan. 03, 2018 USD ($)	Jan. 03, 2018 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 10, 2019 CNY (¥)
Loss Contingencies [Line Items]
Loss Contingency, default amount of sales agency fees and retention fees					$ 429,700	¥ 2,792,854
Breach of contract
Loss Contingencies [Line Items]
Damages sought from defendant			$ 429,670	¥ 2,792,854
Civil mediation agreement
Loss Contingencies [Line Items]
First installment of sales agency fees due by or before February 9, 2018			76,900	500,000
Second installment of sales agency fees due by or before October 31, 2018			176,400	1,146,427
Third installment of sales agency fees due by or before December 31, 2018			176,400	1,146,427
Litigation fees			$ 2,400	¥ 15,604
First installment of sales agency fees received							$ 76,900
Civil mediation agreement | Subsequent event
Loss Contingencies [Line Items]
Percentage of balance due as aggreed to pay by defendant	90.00%							90.00%
Balance of damages due	$ 300,033							¥ 2,063,567
Total amount received from defendant	$ 300,033	¥ 2,063,568